091-09027-fm

For Internal Use Only
Sec File No. 9-

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

10047660

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

| **Part I** | **Initial Listing Report** |
|---|---|
| 1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: | |
| **EDGA Exchange, Inc** | |
| 2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): | |
| **UBS Securities** | |
| 3. Class of New Derivative Securities Product: | |
| **Structured Product** | |
| 4. Name of Underlying Instrument: | |
| **UCI: Bloomberg CMCI Total Return Index** | |
| 5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based: | |
| **The 1 index referred to in item 4 above is Broad-Based** | |
| 6. Ticker Symbol(s) of New Derivative Securities Product: | |
| **UCI** | |
| 7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: | |
| **UCI: CBOT, LME, ICE Futures US, NYMEX, KBOT** | |
| ***(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)*** | |
| 8. Settlement Methodology of New Derivative Securities Product: | |
| **T+3, Physical Settlement** | |
| 9. Position Limits of New Derivative Securities Product (if applicable): | |
| **Not Applicable** | |

| **Part II** | **Execution** |
|---|---|
| The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards. | |
| Name of Official Responsible for Form: | **Eric W Hess** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8239** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **22-Jul-10** |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 23 2010 |